Equity-Based Compensation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense, stock options	$ 16,800		$ 11,100
Allocated stock-based compensation expense	$ 8,026	$ 13,089	$ 41,918	$ 17,863	$ 23,816
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period for recognition	1 year 11 months 20 days		1 year 3 months 1 day
Allocated stock-based compensation expense	$ 2,151	3,757	$ 9,580	7,535	5,884
Employee Stock Option | Ashford Trust and Braemar | Salaries and Benefits
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated stock-based compensation expense	30		47
Employee Stock Option | Ashford Trust and Braemar | Cost of Revenues for Project Management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated stock-based compensation expense	79		100
Employee Stock Option | Executive
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated stock-based compensation expense	2,500		2,500
Employee Stock Option | Executive | Ashford Trust and Braemar
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated stock-based compensation expense	6,700		6,700
Stock Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated stock-based compensation expense	2,158	3,797	10,019	8,469	11,573
Stock Compensation Plan | Director and other non-employee equity grants expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated stock-based compensation expense	7	40	439	250	250
Stock Compensation Plan | REIT equity-based compensation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated stock-based compensation expense	$ 5,868	$ 9,292	$ 31,899	$ 9,394	$ 12,243